OPERATING LEASE - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
OPERATING LEASE
2026	¥ 10,631
2027	5,033
2028	1,579
2029	1,475
2030 and after	6,636
Total undiscounted operating lease payments	25,354
Less: imputed interest	(2,422)
Total	¥ 22,932	¥ 26,424